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                                                               [LOGO] MetLife(R)

METLIFE INVESTORS USA INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

May 4, 2010

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors USA Insurance Company and
     MetLife Investors USA Separate Account A
     File Nos. 333-54470/811-03365
     (Series L and Series L - 4 Year)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectuses, each dated May 1, 2010, two Prospectus Supplements dated May 1, 2010 to the Prospectus dated May 1, 2010 for the 3-year Series L contracts, one Prospectus Supplement dated May 1, 2010 to the Prospectus dated May 1, 2010 for the Series L - 4 Year contracts and Statement of Additional Information ("SAI") dated May 1, 2010, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses, Prospectus Supplements and SAI contained in Post-Effective Amendment No. 23 for the Account filed electronically with the Commission on April 22, 2010.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company